General information - Group information (Details) - VBC 3 Errichtungs GmbH - EUR (€) € in Thousands	Oct. 31, 2023	Oct. 01, 2023
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired		100.00%
Cash		€ 1,003
Assets acquisition, acquisition price	€ 11,000
Valneva SE
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired		6.00%
Valneva Austria GmbH
Disclosure Of General Information [Line Items]
Percentage of voting equity interests acquired		94.00%